TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses, Summary Prospectuses

and Statements of Additional Information

Transamerica High Yield Bond

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Effective April 1, 2026, Andrew Maslan will be added as a portfolio manager of the fund. Effective on or about April 28, 2026, Benjamin D. Miller, CFA, will no longer serve as a portfolio manager of the fund.

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Effective April 1, 2026, the following will replace the corresponding information for the fund in the “Management” section of the Retail Prospectus and Summary Prospectus:

Management:
Investment Manager: Transamerica Asset Management, Inc.
Sub-Adviser: Aegon USA Investment Management, LLC
Portfolio Managers:
Kevin Bakker, CFA	Portfolio Manager	since May 2007

Benjamin D. Miller, CFA[1]	Portfolio Manager	since August 2006

Andrew Maslan	Portfolio Manager	since April 2026

James K. Schaeffer, Jr.	Portfolio Manager	since March 2011

1 Effective April 28, 2026, Mr. Miller will no longer serve as a Portfolio Manager of the fund.

Effective April 1, 2026, the following will replace the corresponding information for the fund in the “Management” section of the Class R, Class R4 and Class I3 Prospectus and Summary Prospectus:

Management:
Investment Manager: Transamerica Asset Management, Inc.
Sub-Adviser: Aegon USA Investment Management, LLC
Portfolio Managers:
Kevin Bakker, CFA[1]	Portfolio Manager	since May 2007

Benjamin D. Miller, CFA[1,2]	Portfolio Manager	since August 2006

Andrew Maslan	Portfolio Manager	since April 2026

James K. Schaeffer, Jr.[1]	Portfolio Manager	since March 2011

1 Portfolio Manager of the predecessor fund.

2 Effective April 28, 2026, Mr. Miller will no longer serve as a Portfolio Manager of the fund.

Effective April 1, 2026, the following will replace the corresponding information for the fund in the “Shareholder Information – Portfolio Manager(s)” section of the Prospectuses:

Name	Sub-Adviser	Positions Over Past Five Years
Kevin Bakker, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2007; Employee with Aegon USA Investment Management, LLC since 2003, initially as a research analyst and became a portfolio manager in 2007; Head of U.S. High Yield
Benjamin D. Miller, CFA*	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2006; Employee with Aegon USA Investment Management, LLC since 1993, initially as a research analyst and became a portfolio manager in 2006
Andrew Maslan	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2026; Employee with Aegon USA Investment Management, LLC since 2024; Currently a portfolio manager and research team leader on the Distressed Credit team; Director, M&G Investments from 2020 to 2024; previously employed at Aegon USA Investment Management, LLC from 2015 to 2020

James K. Schaeffer, Jr.	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2011; Employee with Aegon USA Investment Management, LLC since 2004 and held various investment management roles; Currently Head of US Leveraged Finance and Global CLOs

* Effective April 28, 2026, Mr. Miller will no longer serve as a Portfolio Manager of the fund.

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Effective April 1, 2026, the following will replace the corresponding information in the “Portfolio Managers - Aegon USA Investment Management, LLC (“AUIM”)” section of Appendix B of the Statements of Additional Information:

Transamerica High Yield Bond

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed

Kevin Bakker, CFA	1	$243 million	2	$370 million	7	$1.04 billion

Benjamin D. Miller, CFA*	1	$243 million	2	$370 million	7	$1.04 billion

Andrew Maslan**	0	$0	0	$0	1	$99 million

James K. Schaeffer, Jr.	1	$243 million	2	$370 million	10	$1.24 billion

Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)

Kevin Bakker, CFA	0	$0	0	$0	2	$519 million

Benjamin D. Miller, CFA*	0	$0	0	$0	2	$519 million

Andrew Maslan**	0	$0	0	$0	0	$0

James K. Schaeffer, Jr.	0	$0	0	$0	1	$482 million

  * Effective April 28, 2026, Mr. Miller will no longer serve as a Portfolio Manager of the fund.

** As of December 31, 2025

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Investors Should Retain this Supplement for Future Reference

March 24, 2026